Tax matters	12 Months Ended
Dec. 31, 2020
Tax matters
Tax matters

26. Tax matters

a)   Income tax

The components of Income tax for 2018, 2019 and 2020 are as follows:

	2018	2019	2020

Current income tax expense:
Tax expense for current year	5,615	7,099	7,496
Deferred income tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(157)	(190)	(1,270)
Total Income tax	5,458	6,909	6,226

b)   Income tax reconciliation

The reconciliation of the income tax calculated at the corporate income tax rate of 30% to the income tax recognized and the breakdown of the effective tax rate are as follows:

	2018	2019	2020

Profit before tax	24,814	27,290	25,200

Income tax at 30%	7,444	8,187	7,560

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(1,542)	(890)	(1,126)
Due to effect of tangible assets	(76)	19	(116)
Due to effect of non-deductible expenses, non-taxable income and others	(368)	(407)	(92)
Income Tax	5,458	6,909	6,226

Effective tax rate	22.00%	25.32%	24.71%
Current tax liability	—	—	—

Income tax	5,458	6,909	6,226
Of which:
Current	5,615	7,099	7,496
Deferred	(157)	(190)	(1,270)

The Bank is subject to regular reviews by the Mexican Tax Administration Service (Servicio de Administración Tributaria). As of December 31, 2020, there are no tax contingencies arising because of such tax reviews requiring disclosure.

c)   Tax recognized in consolidated total equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated total equity:

	2018	2019	2020

Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	(64)	462	264
Measurement of Financial assets at fair value through other comprehensive income – Debt instruments	371	(980)	(1,056)
Measurement of financial derivatives (Cash flow hedges)	276	(6)	126
Paid interests on Subordinated Additional Tier I Capital Notes	254	255	290
Income tax from sale of the Custody business	255	—	—
	1,092	(269)	(376)

d)   Deferred tax assets and liabilities

Main components of the Bank’s gross deferred tax assets and liabilities are as follows:

	12/31/2019	12/31/2020

Total deferred tax assets prior to offsetting	20,757	21,340
Of which:
Tangible assets and deferred charges	2,050	2,146
Provisions	2,268	2,288
Impairment losses on financial assets at amortized cost	10,010	10,277
Net operating losses carryforward (*)	—	4
Capital losses carryforward (*)	2,708	2,660
Labor provisions	1,435	1,416
Fees and interest collected in advance	995	1,053
Foreign exchange rate financial derivatives	1,291	1,496
Total deferred tax liabilities prior to offsetting	(3,461)	(3,440)
Of which:
Unrealized gains on financial instruments	(2,816)	(2,512)
Prepayments	(347)	(777)
Other	(298)	(151)

(*)The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

As of December 31, 2020, the detail of capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2017	2027	498	149
2018	2028	3,297	989
2019	2029	2,562	769
2020	2030	2,509	753
		8,866	2,660

The Bank only recognizes deferred tax assets for temporary differences and tax credit carryforward where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilized.

After offsetting, deferred tax assets and liabilities are presented in the consolidated balance sheet as follows:

	12/31/2019	12/31/2020

Presented as deferred tax assets (*)	17,401	18,087
Presented as deferred tax liabilities	(105)	(187)
Net	17,296	17,900

Deferred tax assets represent the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Bank’s Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred income tax expense/(benefit). This is due to deferred taxes that are recognized directly in consolidated total equity and the acquisition and disposal of entities as part of ordinary activities.

The changes in the total deferred tax assets and liabilities, prior to offsetting, in the last two years were as follows:

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2019	Income	Income	Movements	12/31/2019

Deferred tax assets	20,791	881	(915)	—	20,757
Deferred tax liabilities	(3,304)	(691)	462	72	(3,461)
	17,487	190	(453)	72	17,296

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2020	Income	Income	Movements	12/31/2020

Deferred tax assets	20,757	1,430	(280)	(567)	21,340
Deferred tax liabilities	(3,461)	(160)	(96)	277	(3,440)
	17,296	1,270	(376)	(290)	17,900